Other investments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Other investments [Abstract]
Disclosure of detailed information about fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]	The details of such investments are given below:

	March 31, 2024	March 31, 2023
Investment in equity instruments – unquoted
Investment in equity shares of Vashi Railway Station Commercial Complex Limited	150	150
Investment in equity shares of Sarayu Clean Gen Private Limited	1,560	1,560
Investment in The Gizmo App Company	20,843	20,554
Investment in Tasoula Energy Private Limited	225,000	225,000
Investment in Padvest Corporation	4,168	4,111
Investment in Digifresh Corporation	16,640	16,443
Investment in VEH Srishti Energy Private Limited	375,300	375,300
Investment in Chatter Inc	12,506	12,333
Investment in Passerine technologies Inc	16,675	16,443
Investment in Cloudfabrix Software Inc	125,061	-
Investment in Sylvie Unlimited Inc	12,506	-
Investment in debt securities – unquoted
Investment in Elevo Corporation(Erstwhile Attala Systems Corporation) #	393,453	372,126
	1,203,862	1,044,020